SUBSEQUENT EVENTS (Details Narrative) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares issued		20,000	20,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	30,000